SHAREHOLDERS’ EQUITY (Details Narrative)							12 Months Ended
		Mar. 30, 2026 USD ($)	Jun. 05, 2025 USD ($) $ / shares shares	Oct. 11, 2024 USD ($) $ / shares shares	May 09, 2024 USD ($) $ / shares shares	Apr. 19, 2024 shares	Mar. 31, 2026 HKD ($) shares	Mar. 31, 2026 USD ($) shares		Mar. 31, 2025 HKD ($) shares	Mar. 31, 2024 HKD ($) shares	Dec. 17, 2025 shares	Mar. 31, 2025 USD ($) shares
Class of Stock [Line Items]
Authorized share capital | $								$ 500,000					$ 500,000
Ordinary share, shares authorized								500,000,000					500,000,000
Undesignated shares								50,000,000					50,000,000
Gross proceeds											$ 76,438,222
Ordinary share, shares issued												59,564,571
Ordinary share, shares outstanding												59,564,571
Share Repurchase Program [Member]
Class of Stock [Line Items]
Share repurchase program expiration date		Dec. 31, 2028
PFPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Share price | $ / shares				$ 0.351
Number of shares issued				3,600,000
Gross proceeds | $				$ 1,263,600
Follow-on Public Offerings [Member]
Class of Stock [Line Items]
Number of ordinary shares issued			11,000,000
Offering price per share | $ / shares			$ 0.60
Warrant issued			33,000,000
Warrant issued to purchase ordinary shares			33,000,000
Exercise price per share | $ / shares			$ 0.01
Gross proceeds from offering | $			$ 6,930,000
Net proceeds from offering | $			6,871,548
Offering expenses | $			$ 58,452
2024 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares not yet issued								460,719					460,719
2024 Equity Incentive Plan [Member] | Four Consultants [Member]
Class of Stock [Line Items]
Shares issued to settle marketing advisories services fee					1,539,281
Services fee | $					$ 1,165,000
2024 Equity Incentive Plan [Member] | Four Consultants [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 0.716
2024 Equity Incentive Plan [Member] | Four Consultants [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 0.778
Common Class A [Member]
Class of Stock [Line Items]
Ordinary share, shares authorized	[1]							400,000,000					400,000,000
Voting rights							(one (1) vote per share)	(one (1) vote per share)		(one (1) vote per share)
Ordinary share, shares issued								53,493,467	[1]			53,493,467	9,493,467	[1]
Ordinary share, shares outstanding								53,493,467	[1]			53,493,467	9,493,467	[1]
Common Class A [Member] | Share Repurchase Program [Member]
Class of Stock [Line Items]
Share repurchase program, authorized amount | $		$ 100,000,000.0
Number of shares repurchased							0	0		0
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued to settle marketing advisories services fee	[2]									1,539,281
Number of shares issued	[2]										1,329,225
Common Class A [Member] | 2024 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Maximum number of Ordinary Shares that are available for issuance						2,000,000
Option expiration period						10 years
Ordinary shares issued					1,539,281
Common Class B [Member]
Class of Stock [Line Items]
Ordinary share, shares authorized	[1]							50,000,000					50,000,000
Voting rights							(twenty-five (25) votes per share)	(twenty-five (25) votes per share)		(twenty-five (25) votes per share)
Ordinary share, shares issued								6,071,104	[1]			6,071,104	6,071,104	[1]
Ordinary share, shares outstanding								6,071,104	[1]			6,071,104	6,071,104	[1]

[1]	The share amounts are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).
[2]	The share amounts are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).